Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2019	2018
Long-term gold price (per ounce)	US$1,400	US$1,300
Long-term silver price (per ounce)	US$18	US$18
Post-tax real discount rate	4.1%	5.1%